Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	02/01/22 - 02/28/22
Interest Accrual Period	02/15/22 - 03/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/22	382,411,962.32	22,677
Yield Supplement Overcollateralization Amount 01/31/22	13,776,727.72	0
Receivables Balance 01/31/22	396,188,690.04	22,677
Principal Payments	16,474,230.43	830
Defaulted Receivables	350,343.80	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	12,948,294.21	0
Pool Balance at 02/28/22	366,415,821.60	21,833

Pool Statistics	$ Amount	# of Accounts
Pool Factor	42.35%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,957,682.16	97
Past Due 61-90 days	531,390.64	29
Past Due 91-120 days	51,125.59	2
Past Due 121+ days	0.00	0
Total	2,540,198.39	128

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.15%
Delinquency Trigger Occurred	NO

Recoveries	251,689.93
Aggregate Net Losses/(Gains) - February 2022	98,653.87
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.30%
Prior Net Losses/(Gains) Ratio	0.13%
Second Prior Net Losses/(Gains) Ratio	0.35%
Third Prior Net Losses/(Gains) Ratio	-0.05%
Four Month Average	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.66%
Weighted Average Contract Rate, Yield Adjusted	5.84%
Weighted Average Remaining Term	41.80

Flow of Funds	$ Amount
Collections	17,885,203.32
Investment Earnings on Cash Accounts	213.52
Servicing Fee	(330,157.24)
Transfer to Collection Account	-
Available Funds	17,555,259.60

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	190,540.97
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	11,598,403.15
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,469,559.93

Total Distributions of Available Funds	17,555,259.60

Servicing Fee	330,157.24
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 02/15/22	378,014,224.75
Principal Paid	15,847,452.45
Note Balance @ 03/15/22	362,166,772.30

Class A-1
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2a
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2b
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-3
Note Balance @ 02/15/22	262,934,224.75
Principal Paid	15,847,452.45
Note Balance @ 03/15/22	247,086,772.30
Note Factor @ 03/15/22	87.6816083%

Class A-4
Note Balance @ 02/15/22	76,830,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	76,830,000.00
Note Factor @ 03/15/22	100.0000000%

Class B
Note Balance @ 02/15/22	25,500,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	25,500,000.00
Note Factor @ 03/15/22	100.0000000%

Class C
Note Balance @ 02/15/22	12,750,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	12,750,000.00
Note Factor @ 03/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	238,247.22
Total Principal Paid	15,847,452.45
Total Paid	16,085,699.67

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.19114%
Coupon	0.44114%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	138,040.47
Principal Paid	15,847,452.45
Total Paid to A-3 Holders	15,985,492.92

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2810580
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.6950883
Total Distribution Amount	18.9761463

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4898526
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	56.2365240
Total A-3 Distribution Amount	56.7263766

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	731.88
Noteholders' Principal Distributable Amount	268.12

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/22	8,498,098.59
Investment Earnings	170.13
Investment Earnings Paid	(170.13)
Deposit/(Withdrawal)	-
Balance as of 03/15/22	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$959,208.84	$1,099,199.16	$1,009,981.26
Number of Extensions	44	48	46
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.26%	0.23%